FAIR VALUE MEASUREMENT (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain on change in warrant and derivative liabilities for the year ended December 31, 2015	$ (268,425)	$ 0	$ 3,113,580	$ 0
Embedded Derivative Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	283,857		285,157	0
Gain on change in warrant and derivative liabilities for the year ended December 31, 2015	(10,638)		568,506
Total (gains) losses
Initial fair value of derivative reclassified from equity			1,242,590
Initial fair value			250,540
Transfers out	(11,938)		(639,467)
Mark to market to December 31, 2015	(10,638)		(568,506)
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	1,878,986		1,621,199	$ 0
Gain on change in warrant and derivative liabilities for the year ended December 31, 2015	(257,787)		2,545,074
Total (gains) losses
Initial fair value of derivative reclassified from equity			4,097,444
Initial fair value			334,784
Transfers out			(265,955)
Mark to market to December 31, 2015	$ (257,787)		$ (2,545,074)